Organization and Business Background (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 29,829	$ 475,761
Net cash used in operating activities	$ 55,236	$ 108,831